Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other non-current liabilities

29.  Other non-current liabilities

	2021	2020
Consideration payable in relation to the acquisition of BeST	758,261	475,879
Consideration payable in relation to the acquisition of Boyut Enerji	3,275	—
Deferred revenue	5,838	22,180
Other	2,522	—
	769,896	498,059

Consideration payable in relation to the acquisition of BeST represents the present value of the long-term contingent consideration payable to the seller. Payment of USD 100,000 (equivalent to TL 1,332,900 as of 31 December 2021) is contingent on the financial performance of BeST, and based on management’s estimations, the amount is expected to be paid in instalments between 2026 and 2031 (31 December 2020: in instalments between 2025-2030). The discount rate used for calculating present value of the consideration payable in relation to the acquisition of BeST as of 31 December 2021 ranges between 6.8% and 8.0% (31 December 2020: 4.3% and 5.6%).